SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($)	May 23, 2021 ₪ / shares	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Advertising expenses		$ 15,000	$ 10,000	$ 4,000
Common Stock, Par or Stated Value Per Share | ₪ / shares					₪ 0.01		₪ 0.01		₪ 0.01
Amounts of severance payment expenses		$ 522	$ 431	405
Allowance for credit losses				$ 1,107		$ 2,254		$ 1,318		$ 672
Number of Operating Segments | Segment		1
Forecast [Member]
Accounting Policies [Line Items]
Amounts of severance payment expenses	$ 533
Minimum [Member]
Accounting Policies [Line Items]
Short Term Deposits Annual Interest Rate		4.10%	0.50%
Maximum [Member]
Accounting Policies [Line Items]
Short Term Deposits Annual Interest Rate		7.01%	5.73%